UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06367
                                                     ---------

                        Gabelli Equity Series Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                        THE GABELLI SMALL CAP GROWTH FUND

                            THIRD QUARTER REPORT (A)
                                  JUNE 30, 2007










TO OUR SHAREHOLDERS,

     During the quarter ended June 30, 2007, The Gabelli Small Cap Growth Fund (the "Fund") gained 6.6%, while the Russell 2000 Index and the Value Line Composite Index increased 4.4% and 5.7%, respectively.

      Enclosed is the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
----------------------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)(B)
                                          ---------------------------------------------------
                                                                                                               Since
                                                   Six                                                       Inception
                                       Quarter   Months    1 Year    3 Year    5 Year    10 Year   15 Year  (10/22/91)
----------------------------------------------------------------------------------------------------------------------

  GABELLI SMALL CAP GROWTH FUND
     CLASS AAA......................... 6.58%    11.06%     23.31%   16.34%     16.08%    12.89%    14.25%    15.77%

  Russell 2000 Index................... 4.42      6.45      16.43    13.45      13.88      9.06     11.92     11.75
  Value Line Composite Index........... 5.72      9.69      21.34    14.23      15.98     11.95     13.93     13.88
  Class A.............................. 6.62     11.06      23.35    16.32      16.08     12.89     14.25     15.77
                                        0.48(c)   4.67(c)   16.26(c) 14.05(c)   14.72(c)  12.22(c)  13.80     15.34(c)
  Class B.............................. 6.38     10.65      22.39    15.47      15.49     12.60     14.05     15.58
                                        1.38(d)   5.65(d)   17.39(d) 14.72(d)   15.26(d)  12.60(d)  14.05     15.58(d)
  Class C.............................. 6.42     10.62      22.40    15.48      15.48     12.59     14.05     15.58
                                        5.42(e)   9.62(e)   21.40(e) 15.48      15.48     12.59     14.05     15.58

 THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.44%, 1.44%, 2.19%, AND 2.19%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES AND THE VALUE LINE COMPOSITE INDEX (COMPOSED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, FIFTEEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 5%, 3%, 2%, 0%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             COMMON STOCKS -- 92.9%
             AEROSPACE -- 0.2%
    100,000  Herley Industries Inc.+ ..........$  1,637,000
                                               ------------
             AGRICULTURE -- 0.1%
      1,200  Cadiz Inc.+ ......................      26,964
     29,000  The Mosaic Co.+ ..................   1,131,580
                                               ------------
                                                  1,158,544
                                               ------------
             AUTOMOTIVE -- 0.0%
      6,000  Oshkosh Truck Corp. ..............     377,520
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.0%
      3,816  Aftermarket Technology Corp.+ ....     113,259
     75,000  BorgWarner Inc. ..................   6,453,000
    300,000  Dana Corp.+ ......................     606,000
    240,900  Earl Scheib Inc.+ ................     891,330
     60,000  Federal-Mogul Corp.+ .............      65,400
    250,000  Midas Inc.+ ......................   5,667,500
    212,700  Modine Manufacturing Co. .........   4,807,020
      7,875  Monro Muffler Brake Inc. .........     294,919
    199,000  Proliance International Inc.+ ....     616,900
      2,000  Puradyn Filter Technologies Inc.+        1,000
     50,000  SORL Auto Parts Inc.+ ............     360,000
     75,375  Spartan Motors Inc. ..............   1,282,882
    170,000  Standard Motor Products Inc. .....   2,555,100
     27,000  Strattec Security Corp.+ .........   1,269,000
     10,000  Superior Industries
               International Inc. .............     217,600
      8,000  Tenneco Inc.+ ....................     280,320
    120,000  The Pep Boys - Manny, Moe & Jack..   2,419,200
     27,000  Thor Industries Inc. .............   1,218,780
                                               ------------
                                                 29,119,210
                                               ------------
             AVIATION: PARTS AND SERVICES -- 5.1%
     25,000  AAR Corp.+ .......................     825,250
     10,000  Astronics Corp.+ .................     318,800
     14,000  Barnes Group Inc. ................     443,520
    122,000  Curtiss-Wright Corp. .............   5,686,420
      7,500  Ducommun Inc.+ ...................     192,975
     20,000  EDO Corp. ........................     657,400
     30,000  Embraer-Empresa Brasileira de
              Aeronautica SA, ADR .............   1,446,300
     24,000  Gamesa Corp. Tecnologica SA ......     877,039
    280,000  GenCorp Inc.+ ....................   3,659,600
    445,000  Kaman Corp. ......................  13,879,550
     86,000  Moog Inc., Cl. A+ ................   3,793,460
     35,000  Sequa Corp., Cl. A+ ..............   3,920,000
     93,800  Sequa Corp., Cl. B+ ..............  10,616,753
    500,000  The Fairchild Corp., Cl. A+ ......   1,110,000
     33,500  Woodward Governor Co. ............   1,797,945
                                               ------------
                                                 49,225,012
                                               ------------

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             BROADCASTING -- 1.6%
    120,000  Acme Communications Inc. .........$    601,200
     40,000  Beasley Broadcast Group Inc.,
               Cl. A ..........................     356,000
      2,000  Cogeco Inc. ......................      74,743
    300,000  Crown Media Holdings Inc., Cl. A+    2,160,000
      3,333  CTN Media Group Inc.+ (a) ........           3
      2,000  Global Traffic Network Inc.+ .....      13,780
      2,433  Granite Broadcasting Corp.+ ......      79,077
    420,000  Gray Television Inc. .............   3,893,400
     40,000  Gray Television Inc., Cl. A ......     374,000
     48,000  Hearst-Argyle Television Inc. ....   1,156,800
        250  Liberty Media Corp. -
               Capital, Cl. A+ ................      29,420
     20,000  Nexstar Broadcasting Group Inc.,
               Cl. A+ .........................     262,800
    120,100  Salem Communications Corp., Cl. A.   1,331,909
    190,000  Sinclair Broadcast Group Inc.,
               Cl. A ..........................   2,701,800
    200,000  Sirius Satellite Radio Inc.+ .....     604,000
     55,000  Spanish Broadcasting System Inc.,
               Cl. A+ .........................     236,500
     35,000  XM Satellite Radio Holdings Inc.,
               Cl. A+ .........................     411,950
    330,000  Young Broadcasting Inc., Cl. A+ ..   1,217,700
                                               ------------
                                                 15,505,082
                                               ------------
             BUILDING AND CONSTRUCTION -- 0.2%
     16,500  Florida Rock Industries Inc. .....   1,113,750
     25,000  Huttig Building Products Inc.+ ...     189,250
     16,000  Insituform Technologies Inc.,
               Cl. A+ .........................     348,960
      4,000  The Genlyte Group Inc.+ ..........     314,160
      1,000  Universal Forest Products Inc. ...      42,260
                                               ------------
                                                  2,008,380
                                               ------------
             BUSINESS SERVICES -- 2.9%
      5,000  ACCO Brands Corp.+ ...............     115,250
    240,000  AMICAS Inc.+ .....................     849,600
     17,000  aQuantive Inc.+ ..................   1,084,600
      6,000  BB Holdings Ltd.+ ................      31,050
      5,000  BrandPartners Group Inc.+ ........         538
      2,400  Carlisle Group Ltd.+ .............       6,434
      1,000  CheckFree Corp.+ .................      40,200
      2,500  comScore Inc.+ ...................      57,875
    389,500  Edgewater Technology Inc.+ .......   3,069,260
     30,000  Getty Images Inc.+ ...............   1,434,300
    100,000  GP Strategies Corp.+ .............   1,088,000
     22,589  GSE Systems Inc.+ ................     149,087
        500  GSI Commerce Inc.+ ...............      11,355
     80,000  Industrial Distribution Group
               Inc.+ ..........................     903,200
     60,000  Interactive Data Corp. ...........   1,606,800
    200,000  Intermec Inc.+ ...................   5,062,000
     13,000  Landauer Inc. ....................     640,250
      4,000  MDC Partners Inc., Cl. A+ ........      35,000
    166,000  Nashua Corp.+ ....................   1,791,140
        375  OneSource Services Inc.+ .........       4,838
     20,000  R. H. Donnelley Corp.+ ...........   1,515,600


               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             COMMON STOCKS (CONTINUED)
             BUSINESS SERVICES (CONTINUED)
     68,000  Sohgo Security Services Co. Ltd...$  1,192,934
     20,000  Stamps.com Inc.+ .................     275,600
      5,000  StarTek Inc. .....................      53,950
     80,000  The Brink's Co. ..................   4,951,200
    160,265  Trans-Lux Corp.+ (b) .............     995,246
     40,000  ValueClick Inc.+ .................   1,178,400
                                               ------------
                                                 28,143,707
                                               ------------
             CABLE -- 2.4%
    230,000  Adelphia Communications Corp.,
              Cl. A+ ..........................       4,600
    230,000  Adelphia Communications Corp.,
              Cl. A Escrow+ ...................           0
    230,000  Adelphia Recovery Trust+ .........           0
    510,000  Cablevision Systems Corp., Cl. A+   18,456,900
      9,329  Liberty Global Inc., Cl. A+ ......     382,862
      9,329  Liberty Global Inc., Cl. C+ ......     366,630
    200,000  Lin TV Corp., Cl. A+ .............   3,762,000
      4,000  Outdoor Channel Holdings Inc.+ ...      45,080
                                               ------------
                                                 23,018,072
                                               ------------
             CLOSED-END FUNDS -- 0.6%
     86,000  The Central Europe and Russia
               Fund Inc. ......................   4,447,060
     36,700  The European Equity Fund Inc. ....     477,467
     54,000  The New Germany Fund Inc. ........     958,500
     11,000  The Spain Fund Inc. ..............     186,890
                                               ------------
                                                  6,069,917
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 2.0%
     60,000  Andrew Corp.+ ....................     866,400
    150,000  Communications Systems Inc. ......   1,666,500
    260,900  Sycamore Networks Inc.+ ..........   1,048,818
    276,000  Thomas & Betts Corp.+ ............  16,008,000
                                               ------------
                                                 19,589,718
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.7%
     73,000  Borland Software Corp.+ ..........     433,620
    100,000  Covansys Corp.+ ..................   3,393,000
     90,000  FalconStor Software Inc.+ ........     949,500
    290,000  Furmanite Corp.+ .................   2,244,600
     54,099  Global Sources Ltd.+ .............   1,228,047
     50,000  Jupitermedia Corp.+ ..............     364,000
     90,000  Limelight Networks Inc.+ .........   1,780,200
     20,187  MKS Instruments Inc.+ ............     559,180
     22,000  NAVTEQ Corp.+ ....................     931,480
    210,000  Net Perceptions Inc.+ ............     567,000
    160,000  OpenTV Corp., Cl. A+ .............     339,200
      6,000  Phoenix Technologies Ltd.+ .......      50,580
    800,000  StorageNetworks Inc. Escrow+ (a)..      24,000
    295,000  Tyler Technologies Inc.+ .........   3,660,950
                                               ------------
                                                 16,525,357
                                               ------------

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             CONSUMER PRODUCTS -- 2.3%
     27,000  Adams Golf Inc.+ .................$     55,080
      5,250  Alberto-Culver Co. ...............     124,530
     16,000  Ashworth Inc.+ ...................     112,000
     33,500  Chofu Seisakusho Co. Ltd. ........     707,411
     37,500  Church & Dwight Co. Inc. .........   1,817,250
     50,000  Coachmen Industries Inc. .........     483,000
      6,000  Elizabeth Arden Inc.+ ............     145,560
     50,000  Escada AG+ .......................   2,195,980
      2,000  Harley-Davidson Inc. .............     119,220
    200,000  Hartmarx Corp.+ ..................   1,594,000
    100,000  Lenox Group Inc.+ ................     703,000
      5,000  Levcor International Inc.+ .......       1,625
    290,000  Marine Products Corp. ............   2,386,700
     33,000  National Presto Industries Inc. ..   2,057,220
      2,000  Oakley Inc. ......................      56,800
     95,000  Revlon Inc., Cl. A+ ..............     130,150
     75,250  Sally Beauty Holdings Inc.+ ......     677,250
    699,100  Schiff Nutrition International
               Inc.+ ..........................   4,579,105
    110,000  Spectrum Brands Inc.+ ............     744,700
      5,500  Steven Madden Ltd. ...............     180,180
     14,000  Stewart Enterprises Inc., Cl. A ..     109,060
     87,425  Syratech Corp.+ ..................       4,372
      4,000  The Scotts Miracle-Gro Co., Cl. A      171,760
     17,000  WD-40 Co. ........................     558,790
     80,000  Wolverine World Wide Inc. ........   2,216,800
                                               ------------
                                                 21,931,543
                                               ------------
             CONSUMER SERVICES -- 0.9%
     30,500  Bowlin Travel Centers Inc.+ ......      56,425
      2,500  Collectors Universe Inc. .........      38,225
     10,000  eLong Inc., ADR+ .................     101,300
      3,000  Expedia Inc.+ ....................      87,870
     40,000  IAC/InterActiveCorp+ .............   1,384,400
     25,000  Martha Stewart Living Omnimedia
               Inc., Cl. A ....................     430,000
     20,000  Response USA Inc.+ ...............         120
    275,000  Rollins Inc. .....................   6,261,750
     10,000  TiVo Inc.+ .......................      57,900
                                               ------------
                                                  8,417,990
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 9.3%
     43,000  Acuity Brands Inc. ...............   2,592,040
      2,000  Albany International Corp., Cl. A.      80,880
     90,000  Ampco-Pittsburgh Corp. ...........   3,608,100
      6,000  Anixter International Inc.+ ......     451,260
    290,000  Baldor Electric Co. ..............  14,291,200
    150,000  Crane Co. ........................   6,817,500
    100,000  Delta plc ........................     268,083
      4,000  ESCO Technologies Inc.+ ..........     145,040
        803  Foster Wheeler Ltd.+ .............      85,913
     12,000  Gardner Denver Inc.+ .............     510,600
    220,000  Greif Inc., Cl. A ................  13,114,200

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             COMMON STOCKS (CONTINUED)
             DIVERSIFIED INDUSTRIAL (CONTINUED)
     26,000  Greif Inc., Cl. B ................$  1,460,680
    140,000  Griffon Corp.+ ...................   3,049,200
     10,000  Insteel Industries Inc. ..........     180,000
     75,000  Katy Industries Inc.+ ............      97,500
     73,000  Lindsay Corp. ....................   3,233,170
    210,000  Magnetek Inc.+ ...................   1,081,500
     37,000  Matthews International Corp.,
               Cl. A ..........................   1,613,570
    275,000  Myers Industries Inc. ............   6,080,250
    130,000  National Patent Development
               Corp.+ .........................     364,000
    101,000  Oil-Dri Corp. of America .........   1,772,550
     15,000  Olin Corp. .......................     315,000
    220,000  Park-Ohio Holdings Corp.+ ........   6,006,000
     87,000  Precision Castparts Corp. ........  10,558,320
     32,000  Roper Industries Inc. ............   1,827,200
     40,000  Sonoco Products Co. ..............   1,712,400
     63,000  Standex International Corp. ......   1,791,720
    112,000  Tech/Ops Sevcon Inc. .............   1,064,000
    115,000  The Lamson & Sessions Co.+ .......   3,055,550
     65,000  Tredegar Corp. ...................   1,384,500
     73,048  WHX Corp.+ .......................     620,908
                                               ------------
                                                 89,232,834
                                               ------------
             EDUCATIONAL SERVICES -- 0.2%
      6,000  Career Education Corp.+ ..........     202,620
      4,000  School Specialty Inc.+ ...........     141,760
     52,000  Universal Technical Institute
               Inc.+ ..........................   1,320,280
                                               ------------
                                                  1,664,660
                                               ------------
             ELECTRONICS -- 1.4%
     90,000  Badger Meter Inc. ................   2,543,400
     25,000  Bel Fuse Inc., Cl. A .............     924,500
    215,000  California Micro Devices Corp.+ ..     870,750
    205,000  CTS Corp. ........................   2,595,300
     20,000  Greatbatch Inc.+ .................     648,000
     17,000  IMAX Corp.+ ......................      71,740
    210,000  KEMET Corp.+ .....................   1,480,500
     69,300  Methode Electronics Inc. .........   1,084,545
    100,000  Park Electrochemical Corp. .......   2,818,000
     20,000  Trident Microsystems Inc.+ .......     367,000
      3,576  Trimble Navigation Ltd.+ .........     115,147
     20,000  Zoran Corp.+ .....................     400,800
                                               ------------
                                                 13,919,682
                                               ------------
             ENERGY AND UTILITIES -- 5.3%
      3,000  AGL Resources Inc. ...............     121,440
    600,000  Aquila Inc.+ .....................   2,454,000
      6,400  BIW Ltd. .........................     145,280
     95,000  Callon Petroleum Co.+ ............   1,346,150
     37,000  CH Energy Group Inc. .............   1,663,890
     12,000  Chesapeake Utilities Corp. .......     411,120

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

     70,000  CMS Energy Corp. .................$  1,204,000
     23,000  Connecticut Water Service Inc. ...     560,510
      3,500  Consolidated Water Co. Ltd. ......     102,585
    150,000  Covanta Holding Corp.+ ...........   3,697,500
    145,000  El Paso Electric Co.+ ............   3,561,200
     20,000  Environmental Power Corp.+ .......     179,000
    126,800  Florida Public Utilities Co. .....   1,559,640
     43,000  Middlesex Water Co. ..............     826,030
     10,000  Nicor Inc. .......................     429,200
     20,000  Oceaneering International Inc.+ ..   1,052,800
      2,000  PetroQuest Energy Inc.+ ..........      29,080
    973,500  RPC Inc. .........................  16,588,440
     35,000  SEMCO Energy Inc.+ ...............     271,950
     80,000  SJW Corp. ........................   2,664,000
     72,500  Southern Union Co. ...............   2,362,775
    100,000  Southwest Gas Corp. ..............   3,381,000
     20,000  Tesoro Corp. .....................   1,143,000
      4,000  Toreador Resources Corp.+ ........      60,000
     10,000  Vestas Wind Systems A/S+ .........     662,011
     10,000  W-H Energy Services Inc.+ ........     619,100
    145,000  Westar Energy Inc. ...............   3,520,600
                                               ------------
                                                 50,616,301
                                               ------------
             ENTERTAINMENT -- 2.1%
    120,000  Aruze Corp. ......................   3,732,792
     42,500  Canterbury Park Holding Corp. ....     551,225
      6,048  Chestnut Hill Ventures+ (a) ......     275,236
        500  Discovery Holding Co., Cl. A+ ....      11,495
    201,000  Dover Motorsports Inc. ...........   1,218,060
    100,000  Fisher Communications Inc.+ ......   5,079,000
    581,466  Gemstar-TV Guide International
               Inc.+ ..........................   2,860,813
     16,000  International Speedway Corp.,
               Cl. A ..........................     843,360
      2,500  International Speedway Corp.,
               Cl. B ..........................     132,925
     10,000  Metromedia International
               Group Inc.+ ....................      13,300
    320,000  Six Flags Inc.+...................   1,948,800
    200,000  The Topps Co. Inc. ...............   2,102,000
     50,030  Triple Crown Media Inc.+ .........     466,279
     50,000  World Wrestling Entertainment Inc.,
               Cl. A ..........................     799,500
     35,000  WPT Enterprises Inc.+ ............     143,150
                                               ------------
                                                 20,177,935
                                               ------------
             ENVIRONMENTAL SERVICES -- 1.1%
    200,000  Allied Waste Industries Inc.+ ....   2,692,000
      8,000  Basin Water Inc.+ ................      69,600
     22,000  Catalytica Energy Systems Inc.+ ..      26,400
    262,500  Republic Services Inc. ...........   8,043,000
                                               ------------
                                                 10,831,000
                                               ------------
             EQUIPMENT AND SUPPLIES -- 12.6%
     15,000  A.O. Smith Corp., Cl. A ..........     611,625
    249,000  AMETEK Inc. ......................   9,880,320
    425,000  Baldwin Technology Co. Inc.,
               Cl. A+ .........................   2,562,750

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             COMMON STOCKS (CONTINUED)
             EQUIPMENT AND SUPPLIES (CONTINUED)
     26,000  Belden Inc. ......................$  1,439,100
     14,000  C&D Technologies Inc.+ ...........      78,400
     50,000  Capstone Turbine Corp.+ ..........      54,000
    235,000  CIRCOR International Inc. ........   9,501,050
    400,000  CLARCOR Inc. .....................  14,972,000
    200,000  Core Molding Technologies Inc.+ ..   1,430,000
    175,000  Crown Holdings Inc.+ .............   4,369,750
      2,000  Danaher Corp. ....................     151,000
     66,000  Donaldson Co. Inc. ...............   2,346,300
    350,000  Enodis plc .......................   1,388,108
     90,000  Entegris Inc.+ ...................   1,069,200
    425,000  Fedders Corp.+ ...................      97,750
    188,000  Flowserve Corp. ..................  13,460,800
    152,500  Franklin Electric Co. Inc. .......   7,194,950
     10,000  Gehl Co.+ ........................     303,600
     40,000  General Magnaplate Corp.+ (a).....     200,000
    135,000  Gerber Scientific Inc.+ ..........   1,568,700
     84,000  Graco Inc. .......................   3,383,520
    155,000  GrafTech International Ltd.+ .....   2,610,200
     90,000  IDEX Corp. .......................   3,468,600
    140,000  Interpump Group SpA ..............   1,513,027
      2,000  Itron Inc.+ ......................     155,880
      4,000  Jarden Corp.+ ....................     172,040
      9,700  K-Tron International Inc.+ .......     983,289
     64,000  L.S. Starrett Co., Cl. A .........   1,172,480
     30,000  Littelfuse Inc.+ .................   1,013,100
    107,000  Lufkin Industries Inc. ...........   6,906,850
     55,000  Maezawa Kyuso Industries Co. Ltd..     973,807
     26,666  Met-Pro Corp. ....................     418,923
      2,000  Middleby Corp.+ ..................     119,640
     20,800  Mueller Industries Inc. ..........     716,352
     10,000  Plantronics Inc. .................     262,200
     50,000  Robbins & Myers Inc. .............   2,656,500
     95,000  SL Industries Inc.+ ..............   1,660,600
      5,000  Teleflex Inc. ....................     408,900
    190,000  Tennant Co. ......................   6,935,000
    255,000  The Gorman-Rupp Co. ..............   8,124,300
      5,000  Valmont Industries Inc. ..........     363,800
     40,000  Vicor Corp. ......................     529,200
      7,875  Watsco Inc., Cl. B ...............     430,133
     85,000  Watts Water Technologies Inc.,
               Cl. A ..........................   3,184,950
     15,000  Wolverine Tube Inc.+ .............      26,250
                                               ------------
                                                120,868,944
                                               ------------
             FINANCIAL SERVICES -- 3.9%
     10,200  Alleghany Corp.+ .................   4,146,300
     39,000  Argonaut Group Inc. ..............   1,217,190
     68,000  Bank of Florida Corp.+ ...........   1,181,840
    100,000  BKF Capital Group Inc.+ ..........     231,000

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

    360,000  CNA Surety Corp.+ ................$  6,807,600
     20,100  Crazy Woman Creek Bancorp Inc. ...     431,949
     37,000  Epoch Holding Corp.+ .............     495,430
      3,000  Federal Agricultural Mortgage
               Corp., Cl. C ...................     102,660
     33,000  First Republic Bank ..............   1,770,780
    160,000  Flushing Financial Corp. .........   2,569,600
    233,000  Franklin Bank Corp.+ .............   3,471,700
      1,000  KBW Inc.+ ........................      29,380
     72,000  LaBranche & Co. Inc.+ ............     531,360
      1,000  LandAmerica Financial Group Inc...      96,490
     66,000  Landesbank Berlin Holding AG+ ....     544,901
      3,000  Leucadia National Corp. ..........     105,750
      5,000  MB Financial Inc. ................     173,700
     55,000  MVC Capital Inc. .................   1,034,550
      1,500  NetBank Inc. .....................         465
    100,000  NewAlliance Bancshares Inc. ......   1,472,000
      5,000  PrivateBancorp Inc. ..............     144,000
    105,320  Sterling Bancorp .................   1,688,279
     80,000  SWS Group Inc. ...................   1,729,600
    107,500  The Midland Co. ..................   5,046,050
     50,000  Wilmington Trust Corp. ...........   2,075,500
                                               ------------
                                                 37,098,074
                                               ------------
             FOOD AND BEVERAGE -- 4.9%
     30,000  Boston Beer Co. Inc., Cl. A+ .....   1,180,500
     25,000  Brown-Forman Corp., Cl. A ........   1,896,750
     50,000  Bull-Dog Sauce Co. Ltd. ..........     657,868
        100  Compania Cervecerias Unidas
               SA, ADR ........................       3,687
     20,000  CoolBrands International Inc.+ ...      19,338
     34,000  Corn Products International Inc...   1,545,300
    200,000  Davide Campari-Milano SpA ........   2,099,208
    100,000  Del Monte Foods Co. ..............   1,216,000
     85,000  Denny's Corp.+ ...................     378,250
    600,000  Dynasty Fine Wines Group Ltd. ....     244,782
        100  Embotelladora Andina SA, Cl. A,
               ADR ............................       1,913
     25,000  Farmer Brothers Co. ..............     565,750
    220,000  Flowers Foods Inc. ...............   7,339,200
        500  Genesee Corp., Cl. A+ ............       1,038
     21,500  Genesee Corp., Cl. B+ ............      46,225
    701,500  Grupo Continental SA .............   1,558,384
     10,000  Hain Celestial Group Inc.+ .......     271,400
     70,000  ITO EN Ltd. ......................   2,302,538
     20,000  J & J Snack Foods Corp. ..........     754,800
    298,000  Kikkoman Corp. ...................   4,433,998
     30,000  Lifeway Foods Inc.+ ..............     338,700
     20,000  Meiji Seika Kaisha Ltd. ..........      91,452
     35,000  MGP Ingredients Inc. .............     591,500
    100,000  Morinaga Milk Industry Co. Ltd. ..     402,843
     15,000  Nathan's Famous Inc.+ ............     259,500
      5,850  Nissin Food Products Co. Ltd. ....     196,227
      4,000  Omni Nutraceuticals Inc.+ ........          16

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE (CONTINUED)
     40,000  PepsiAmericas Inc. ...............$    982,400
     53,000  Ralcorp Holdings Inc.+ ...........   2,832,850
     97,000  Rock Field Co. Ltd. ..............   1,595,330
     12,250  The Cheesecake Factory Inc.+ .....     300,370
     66,000  The J.M. Smucker Co. .............   4,201,560
    125,000  The Steak n Shake Co.+ ...........   2,086,250
     66,672  Tootsie Roll Industries Inc. .....   1,847,481
     49,000  Triarc Cos. Inc., Cl. A ..........     777,630
    119,000  Triarc Cos. Inc., Cl. B ..........   1,868,300
      2,000  Vina Concha Y Toro SA, ADR .......      99,300
      1,000  Willamette Valley Vineyards Inc.+        6,980
     80,000  YAKULT HONSHA Co. Ltd. ...........   2,027,208
                                               ------------
                                                 47,022,826
                                               ------------
             HEALTH CARE -- 10.0%
    235,000  Advanced Medical Optics Inc.+ ....   8,196,800
     50,000  Align Technology Inc.+ ...........   1,208,000
    100,000  Allergan Inc. ....................   5,764,000
    135,000  Alpharma Inc., Cl. A .............   3,511,350
    144,000  AngioDynamics Inc.+ ..............   2,593,440
      5,000  Anika Therapeutics Inc.+ .........      75,950
    230,000  Animal Health International Inc.+    3,332,700
     41,000  ArthroCare Corp.+ ................   1,800,310
      7,800  Bio-Rad Laboratories Inc., Cl. A+      589,446
      1,000  Biomet Inc. ......................      45,720
      9,000  Bruker BioSciences Corp.+. .......      81,090
    142,000  Chemed Corp. .....................   9,413,180
     73,000  CONMED Corp.+ ....................   2,137,440
     90,000  Crucell NV, ADR+ .................   2,000,700
     40,000  Cutera Inc.+ .....................     996,800
      5,000  Dade Behring Holdings Inc. .......     265,600
     82,000  Del Global Technologies Corp.+ ...     209,100
     80,000  DexCom Inc.+ .....................     655,200
      1,000  Digene Corp.+ ....................      60,050
      5,000  DJO Inc.+ ........................     206,350
     90,000  Edwards Lifesciences Corp.+ ......   4,440,600
     70,000  Exactech Inc.+ ...................   1,125,600
     47,000  Henry Schein Inc.+ ...............   2,511,210
     32,000  ICU Medical Inc.+ ................   1,374,080
     15,000  IMS Health Inc. ..................     481,950
      2,000  Integra LifeSciences Holdings
               Corp.+ .........................      98,840
      3,000  Invacare Corp. ...................      54,990
     30,000  Inverness Medical Innovations
               Inc.+ ..........................   1,530,600
     26,000  Invitrogen Corp.+ ................   1,917,500
    200,000  Lifecore Biomedical Inc.+ ........   3,174,000
     40,000  MWI Veterinary Supply Inc.+ ......   1,595,600
     15,000  Nabi Biopharmaceuticals+ .........      69,000
      3,000  NeoPharm Inc.+ ...................       3,450
     10,000  NeuroMetrix Inc.+ ................      97,100

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

      1,300  Nobel Biocare Holding AG .........$    426,238
     70,000  Odyssey HealthCare Inc.+ .........     830,200
     50,000  Orthofix International NV+ .......   2,248,500
      2,000  OrthoLogic Corp.+ ................       2,840
     35,000  Owens & Minor Inc. ...............   1,222,900
     50,000  Pain Therapeutics Inc.+ ..........     435,500
    100,000  Penwest Pharmaceuticals Co.+ .....   1,247,000
     50,000  Possis Medical Inc.+ .............     544,000
     30,000  PSS World Medical Inc.+ ..........     546,600
    205,000  Quidel Corp.+ ....................   3,599,800
    100,000  Regeneration Technologies Inc.+ ..   1,125,000
     17,000  Sirona Dental Systems Inc.+ ......     643,110
    590,000  SNIA SpA+ ........................     114,590
    130,000  Sonic Innovations Inc.+ ..........   1,137,500
  3,000,000  Sorin SpA+ .......................   7,917,710
  1,100,000  SSL International plc ............   9,647,477
      2,500  Straumann Holding AG .............     704,053
      4,200  Stryker Corp. ....................     264,978
     40,000  Thoratec Corp.+ ..................     735,600
     24,000  United-Guardian Inc. .............     283,440
     45,000  Vascular Solutions Inc.+ .........     421,650
      1,000  Wright Medical Group Inc.+ .......      24,120
      5,100  Young Innovations Inc. ...........     148,818
                                               ------------
                                                 95,889,370
                                               ------------
             HOME FURNISHINGS -- 0.1%
     13,000  Bassett Furniture Industries Inc.      177,450
      4,000  Bed Bath & Beyond Inc.+ ..........     143,960
        250  Foamex International Inc.+ .......       2,850
     27,000  La-Z-Boy Inc. ....................     309,420
                                               ------------
                                                    633,680
                                               ------------
             HOTELS AND GAMING -- 2.9%
     12,000  Boyd Gaming Corp. ................     590,280
     71,000  Churchill Downs Inc. .............   3,718,980
    100,000  Dover Downs Gaming & Entertainment
               Inc. ...........................   1,501,000
    160,000  Gaylord Entertainment Co.+ .......   8,582,400
     10,002  Harrah's Entertainment Inc. ......     852,771
      7,000  Home Inns & Hotels Management
               Inc., ADR+ .....................     225,470
    140,000  Lakes Entertainment Inc.+ ........   1,653,400
      1,200  Las Vegas Sands Corp.+ ...........      91,668
    390,000  Magna Entertainment Corp., Cl. A+    1,138,800
     20,000  Marcus Corp. .....................     475,200
      1,000  Orient-Express Hotels Ltd., Cl. A       53,400
     80,000  Penn National Gaming Inc.+ .......   4,807,200
     90,000  Pinnacle Entertainment Inc.+ .....   2,533,500
      3,000  Station Casinos Inc. .............     260,400
     16,000  Wynn Resorts Ltd. ................   1,435,040
     20,000  Youbet.com Inc.+ .................      48,800
                                               ------------
                                                 27,968,309
                                               ------------

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             COMMON STOCKS (CONTINUED)
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.3%
     58,000  Cavco Industries Inc.+ ...........$  2,176,160
    335,000  Champion Enterprises Inc.+ .......   3,293,050
     17,000  Drew Industries Inc.+ ............     563,380
    200,000  Fleetwood Enterprises Inc.+ ......   1,810,000
     63,000  Monaco Coach Corp. ...............     904,050
      6,000  Nobility Homes Inc. ..............     126,180
    135,000  Skyline Corp. ....................   4,051,350
                                               ------------
                                                 12,924,170
                                               ------------
             METALS AND MINING -- 1.0%
     60,000  Arizona Star Resource Corp.+ .....     655,339
     52,003  Barrick Gold Corp. ...............   1,511,727
     10,000  Inmet Mining Corp. ...............     773,527
     21,700  IPSCO Inc. .......................   3,447,696
     15,000  Ivanhoe Mines Ltd.+ ..............     213,600
    142,115  Kinross Gold Corp.+ ..............   1,659,903
     10,000  Meridian Gold Inc.+ ..............     275,800
      2,000  Northwest Pipe Co.+ ..............      71,140
    190,000  Royal Oak Mines Inc.+ ............           0
     30,148  Stillwater Mining Co.+ ...........     331,930
     52,000  Uranium Resources Inc.+ ..........     573,560
                                               ------------
                                                  9,514,222
                                               ------------
             PAPER AND FOREST PRODUCTS -- 0.1%
     60,000  Pope & Talbot Inc.+ ..............     238,200
     18,000  Schweitzer-Mauduit International
               Inc. ...........................     558,000
     30,000  Wausau Paper Corp. ...............     402,000
                                               ------------
                                                  1,198,200
                                               ------------
             PUBLISHING -- 1.7%
    307,237  Independent News & Media plc .....   1,559,368
     12,000  John Wiley & Sons Inc., Cl. B ....     577,200
    105,000  Journal Communications Inc.,
               Cl. A ..........................   1,366,050
    120,000  Journal Register Co. .............     537,600
     11,000  Lee Enterprises Inc. .............     229,460
     80,000  McClatchy Co., Cl. A .............   2,024,800
     67,000  Media General Inc., Cl. A ........   2,229,090
     23,000  Meredith Corp. ...................   1,416,800
    260,000  News Corp., Cl. A ................   5,514,600
    380,000  PRIMEDIA Inc.+ ...................   1,083,000
      4,500  Value Line Inc. ..................     197,550
                                               ------------
                                                 16,735,518
                                               ------------
             REAL ESTATE -- 1.2%
        190  Case Pomeroy & Co. Inc.,
               Cl. A+ (a) .....................     352,450
    170,000  Griffin Land & Nurseries Inc.+ ...   6,137,000
      9,000  Gyrodyne Co. of America Inc. .....     517,050
     20,000  Malan Realty Investors Inc.+ (a)..      14,800
    106,000  Morguard Corp. ...................   4,836,048
                                               ------------
                                                 11,857,348
                                               ------------

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             RETAIL -- 2.0%
    144,000  Aaron Rents Inc., Cl. A ..........$  3,758,400
     35,000  Big 5 Sporting Goods Corp. .......     892,500
      8,000  Casey's General Stores Inc. ......     218,080
     62,000  Coldwater Creek Inc.+ ............   1,440,260
     61,000  Copart Inc.+ .....................   1,865,990
    100,000  CSK Auto Corp.+ ..................   1,840,000
      3,000  Gander Mountain Co.+ .............      34,050
    158,000  Ingles Markets Inc., Cl. A .......   5,443,100
     35,000  Movado Group Inc. ................   1,180,900
     30,000  Pier 1 Imports Inc. ..............     254,700
     14,000  Tractor Supply Co.+. .............     728,700
      5,000  Village Super Market Inc., Cl. A..     239,050
     40,000  Weis Markets Inc. ................   1,620,400
                                               ------------
                                                 19,516,130
                                               ------------
             SPECIALTY CHEMICALS -- 4.5%
     40,000  A. Schulman Inc. .................     973,200
     24,000  Airgas Inc. ......................   1,149,600
     80,000  Albemarle Corp. ..................   3,082,400
     35,000  Arch Chemicals Inc. ..............   1,229,900
    400,000  Chemtura Corp. ...................   4,444,000
     10,000  Cytec Industries Inc. ............     637,700
      5,000  Dionex Corp.+ ....................     354,950
    180,400  Ferro Corp. ......................   4,497,372
    236,000  H.B. Fuller Co. ..................   7,054,040
     70,000  Hawkins Inc. .....................   1,081,500
    390,000  Hercules Inc.+ ...................   7,663,500
    150,000  Material Sciences Corp.+ .........   1,768,500
    155,000  Omnova Solutions Inc.+ ...........     937,750
     50,000  Penford Corp. ....................   1,364,500
     10,000  Quaker Chemical Corp. ............     236,000
    273,000  Sensient Technologies Corp. ......   6,931,470
                                               ------------
                                                 43,406,382
                                               ------------
             TELECOMMUNICATIONS -- 1.3%
     29,425  Alltel Corp. .....................   1,987,658
     23,000  Atlantic Tele-Network Inc. .......     658,720
    200,000  Cincinnati Bell Inc.+ ............   1,156,000
     45,000  Citizens Communications Co. ......     687,150
      6,795  Community Service Communications
               Inc. ...........................      22,084
     46,000  D&E Communications Inc. ..........     843,640
      1,400  New Ulm Telecom Inc. .............      18,382
        800  North Pittsburgh Systems Inc. ....      17,000
    120,000  Rogers Communications Inc., Cl. B    5,098,800
     22,000  Shenandoah Telecommunications Co..   1,118,260
     30,000  Stratos International Inc.+ ......     239,100
        870  Virgin Media Inc. ................      21,202
     24,000  Windstream Corp. .................     354,240
     53,000  Winstar Communications Inc.+ (a)..          53
                                               ------------
                                                 12,222,289
                                               ------------

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             COMMON STOCKS (CONTINUED)
             TRANSPORTATION -- 0.9%
    150,000  GATX Corp. .......................$  7,387,500
    122,000  Grupo TMM SA, Cl. A, ADR+ ........     413,580
      2,000  Irish Continental Group plc+ .....      62,096
     17,400  Providence and Worcester
               Railroad Co. ...................     336,516
                                               ------------
                                                  8,199,692
                                               ------------
             WIRELESS COMMUNICATIONS -- 2.1%
     45,000  Centennial Communications Corp.+..     427,050
     35,000  Nextwave Wireless Inc.+ ..........     292,250
     72,000  Price Communications Corp. .......   1,600,560
     55,000  Rural Cellular Corp., Cl. A+ .....   2,409,550
      2,000  SunCom Wireless Holdings Inc.,
               Cl. A+ .........................      37,000
    143,000  Vimpel-Communications, ADR .......  15,066,480
        197  Xanadoo Co.+ .....................      52,599
                                               ------------
                                                 19,885,489
                                               ------------
             TOTAL COMMON STOCKS .............. 894,110,107
                                               ------------
             PREFERRED STOCKS -- 0.1%
             BROADCASTING -- 0.0%
      1,103  PTV Inc., 10.000% Pfd., Ser. A ...       5,405
                                               ------------
             BUSINESS SERVICES -- 0.1%
     23,382  Interep National Radio Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A+ (a)(c)(e) ..............     818,376
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
        151  Foster Wheeler Ltd.,
               Pfd., Ser. B+ ..................     302,000
                                               ------------
             TOTAL PREFERRED STOCKS ...........   1,125,781
                                               ------------
             RIGHTS -- 0.0%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
    800,000  Exide Technologies,
               Escrow Rights+ .................           0
                                               ------------
             HOME FURNISHINGS -- 0.0%
      1,000  Foamex International Inc. Rights+        9,150
                                               ------------
             TOTAL RIGHTS .....................       9,150
                                               ------------
             WARRANTS -- 0.1%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
      1,213  Exide Technologies,
               expire 05/05/11+ ...............       1,019
                                               ------------
             BROADCASTING -- 0.0%
      6,083  Granite Broadcasting Corp.,
               Ser. A, expire 06/04/12+ .......      30,417
      3,431  Granite Broadcasting Corp.,
               Ser. B, expire 06/04/12+ .......      12,008
                                               ------------
                                                     42,425
                                               ------------

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             BUSINESS SERVICES -- 0.1%
    161,431  GP Strategies Corp.,
               expire 08/14/08+ (a)(c) ........$    867,827
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
    379,703  National Patent Development Corp.,
               expire 08/14/08+ (a)(c) ........     170,235
     13,217  WHX Corp., expire 02/28/08+ ......       3,304
                                               ------------
                                                    173,539
                                               ------------
             HEALTH CARE -- 0.0%
     14,424  Del Global Technologies Corp.,
               expire 03/28/08+ ...............      10,097
                                               ------------
             TELECOMMUNICATIONS -- 0.0%
         86  Virgin Media Inc.,
               expire 01/10/11+ ...............          24
                                               ------------
             TOTAL WARRANTS ...................   1,094,931
                                               ------------
  PRINCIPAL
   AMOUNT
  --------
             CORPORATE BONDS -- 0.1%
             BUSINESS SERVICES -- 0.1%
$ 1,415,000  GP Strategies Corp., Sub. Deb.,
               6.000%, 08/14/08 (a)(c) ........     953,046
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.0%
    300,000  Exodus Communications Inc.,
               Sub. Deb. Cv.,
               5.250%, 02/15/08+ (a)(d) .......           0
                                               ------------
             TELECOMMUNICATIONS -- 0.0%
    400,000  Williams Communications Group
               Inc., Escrow,
               10.875%, 10/01/09+ (a)(d) ......           0
                                               ------------
             TOTAL CORPORATE BONDS ............     953,046
                                               ------------
             U.S. GOVERNMENT OBLIGATIONS -- 6.8%
 65,622,000  U.S. Treasury Bills,
               4.351% to 5.126%++,
               07/05/07 to 09/27/07 ...........  65,320,215
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $557,831,884) ............$962,613,230
                                               ============
               Aggregate book cost ............$557,831,884
                                               ============
               Gross unrealized appreciation ..$435,826,025
               Gross unrealized depreciation .. (31,044,679)
                                               ------------
               Net unrealized appreciation
                 (depreciation) ...............$404,781,346
                                               ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $3,676,026 or 0.38% of total investments.
 (b) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.

               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================


 (c) At June 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $2,809,484 or 0.29% of total investments, which were valued under methods approved by the Board, as follows:

  ACQUISITION
    SHARES/                                                                         06/30/07
   PRINCIPAL                                          ACQUISITION   ACQUISITION  CARRYING VALUE
    AMOUNT      ISSUER                                   DATE          COST         PER UNIT
  -----------   ------                                   ----          ----         -------
 $1,415,000      GP Strategies Corp., Sub. Deb.,
                   6.000%, 08/14/08..................   08/08/03   $  964,277        $67.3531
    161,431      GP Strategies Corp. warrants
                   expire 08/14/08...................   08/08/03      634,637          5.3758
     23,382      Interep National Radio Sales Inc.,
                   4.000% Cv. Pfd., Ser. A. .........   05/03/02    2,163,146         35.0003
    379,703      National Patent Development Corp.
                   warrants expire 08/14/08 .........   11/24/04         0.00          0.4483

 (d) Security is in default.
 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the market value of Rule 144A securities amounted to $818,376 or 0.09% of total investments
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt








               See accompanying notes to schedule of investments.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.






                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                       Robert J. Morrissey
CHAIRMAN AND CHIEF                          ATTORNEY-AT-LAW
EXECUTIVE OFFICER                           MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                         Anthony R. Pustorino
ATTORNEY-AT-LAW                             CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                   PROFESSOR EMERITUS
                                            PACE UNIVERSITY

Vincent D. Enright                          Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                CHAIRMAN
AND CHIEF FINANCIAL OFFICER                 BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                             Salvatore J. Zizza
SENIOR VICE PRESIDENT                       CHAIRMAN
GABELLI & COMPANY, INC.                     ZIZZA & CO., LTD.



                                    OFFICERS
Bruce N. Alpert                             James E. McKee
PRESIDENT                                   SECRETARY

Agnes Mullady                               Peter D. Goldstein
TREASURER                                   CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB443Q207SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH

                                                THE
                                                GABELLI
                                                SMALL CAP
                                                GROWTH
                                                FUND


                                                            THIRD QUARTER REPORT
                                                                   JUNE 30, 2007

                         THE GABELLI EQUITY INCOME FUND

                            THIRD QUARTER REPORT (A)
                                  JUNE 30, 2007

TO OUR SHAREHOLDERS,

      During the quarter ended June 30, 2007, The Gabelli Equity Income Fund (the "Fund") rose 6.8%, while the Standard & Poor's ("S&P") 500 Index was up 6.3% and the Lipper Equity Income Fund Average was up 5.7%.

      Enclosed is the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
-----------------------------------------------------------------------------------------------------------------------
                       AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)(B)
                       ---------------------------------------------------
                                                                                                               Since
                                                       Six                                                  Inception
                                           Quarter    Months   1 Year   3 Year   5 Year    10 Year  15 Year  (1/2/92)
-----------------------------------------------------------------------------------------------------------------------
  GABELLI EQUITY INCOME FUND CLASS AAA...... 6.75%    8.72%    21.17%   14.36%    13.65%    10.88%   12.75%   12.66%
  S&P 500 Index............................. 6.27     6.96     20.57    11.67     10.70      7.13    11.18    10.76
  Nasdaq Composite Index.................... 7.50     7.78     19.85     8.33     12.21      6.08    10.74    10.10
  Lipper Equity Income Fund Average......... 5.65     7.26     20.56    13.97     11.47      8.18    11.05    11.06
  Class A................................... 6.77     8.75     21.19    14.31     13.62     10.87    12.75    12.65
                                             0.63(c)  2.50(c)  14.22(c) 12.08(c)  12.28(c)  10.22(c) 12.30(c) 12.22(c)
  Class B................................... 6.58     8.34     20.36    13.50     13.05     10.59    12.56    12.47
                                             1.58(d)  3.34(d)  15.36(d) 12.72(d)  12.81(d)  10.59    12.56    12.47
  Class C................................... 6.58     8.35     20.31    13.51     13.08     10.60    12.57    12.48
                                             5.58(e)  7.35(e)  19.31(e) 13.51     13.08     10.60    12.57    12.48

 THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.46%, 1.46%, 2.21%, AND 2.21%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES AND THE NASDAQ COMPOSITE INDEX (MEASURES ALL NASDAQ DOMESTIC AND INTERNATIONAL COMMON TYPE STOCKS UNDER AN UNMANAGED MARKET CAPITALIZATION WEIGHTED METHODOLOGY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED (EXCEPT FOR THE NASDAQ COMPOSITE INDEX). YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             COMMON STOCKS -- 97.8%
             AEROSPACE -- 2.7%
     32,000  Boeing Co. .......................$    3,077,120
      2,000  Lockheed Martin Corp. ............       188,260
      3,500  Northrop Grumman Corp. ...........       272,545
     10,000  Raytheon Co. .....................       538,900
    180,000  Rockwell Automation Inc. .........    12,499,200
      2,000  Rockwell Collins Inc. ............       141,280
  1,260,000  Rolls-Royce Group plc+ ...........    13,625,248
 74,592,000  Rolls-Royce Group plc, Cl. B .....       152,785
                                               --------------
                                                   30,495,338
                                               --------------
             AGRICULTURE -- 0.2%
     50,000  The Mosaic Co.+ ..................     1,951,000
                                               --------------
             AUTOMOTIVE -- 1.2%
    350,000  General Motors Corp. .............    13,230,000
      7,000  Navistar International Corp.+ ....       462,000
                                               --------------
                                                   13,692,000
                                               --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.4%
      1,000  ArvinMeritor Inc. ................        22,200
    180,000  Dana Corp.+ ......................       363,600
    250,000  Genuine Parts Co. ................    12,400,000
      2,000  Johnson Controls Inc. ............       231,540
     45,000  Modine Manufacturing Co. .........     1,017,000
     10,000  Proliance International Inc.+ ....        31,000
     80,000  The Pep Boys - Manny, Moe & Jack..     1,612,800
                                               --------------
                                                   15,678,140
                                               --------------
             AVIATION: PARTS AND SERVICES -- 0.7%
      6,000  Barnes Group Inc. ................       190,080
     46,192  Curtiss-Wright Corp. .............     2,153,009
     35,000  GenCorp Inc.+ ....................       457,450
     34,000  Sequa Corp., Cl. A+ ..............     3,808,000
     20,000  United Technologies Corp. ........     1,418,600
                                               --------------
                                                    8,027,139
                                               --------------
             BROADCASTING -- 2.2%
    151,000  CBS Corp., Cl. A .................     5,032,830
     25,000  CBS Corp., Cl. B .................       833,000
      1,920  Citadel Broadcasting Corp. .......        12,383
    500,000  Clear Channel Communications Inc..    18,910,000
        132  Granite Broadcasting Corp.+ ......         4,294
                                               --------------
                                                   24,792,507
                                               --------------
             BUSINESS SERVICES -- 0.3%
     20,000  aQuantive Inc.+ ..................     1,276,000
      4,000  Automatic Data Processing Inc. ...       193,880
      1,000  Broadridge Financial
               Solutions Inc. .................        19,120
      4,000  Landauer Inc. ....................       197,000
      7,500  MasterCard Inc., Cl. A ...........     1,244,025
     10,800  PHH Corp.+ .......................       337,068
      3,000  R. H. Donnelley Corp.+ ...........       227,340
                                               --------------
                                                    3,494,433
                                               --------------

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             CABLE AND SATELLITE -- 0.7%
    140,000  Cablevision Systems Corp., Cl. A+ $    5,066,600
     60,000  EchoStar Communications Corp.,
               Cl. A+ .........................     2,602,200
     20,000  The DIRECTV Group Inc.+ ..........       462,200
                                               --------------
                                                    8,131,000
                                               --------------
             COMMUNICATIONS EQUIPMENT -- 1.1%
    175,000  Corning Inc.+ ....................     4,471,250
    100,000  Motorola Inc. ....................     1,770,000
     25,000  Nortel Networks Corp.+ ...........       601,250
    100,000  Thomas & Betts Corp.+ ............     5,800,000
                                               --------------
                                                   12,642,500
                                               --------------
             COMPUTER HARDWARE -- 1.9%
    176,000  International Business
               Machines Corp. .................    18,524,000
    150,000  Xerox Corp.+ .....................     2,772,000
                                               --------------
                                                   21,296,000
                                               --------------
             COMPUTER SOFTWARE AND SERVICES -- 0.4%
      2,000  EMC Corp.+ .......................        36,200
     20,000  Microsoft Corp. ..................       589,400
        154  Telecom Italia Media SpA+ ........            57
    148,000  Yahoo! Inc.+ .....................     4,015,240
                                               --------------
                                                    4,640,897
                                               --------------
             CONSUMER PRODUCTS -- 7.0%
    180,000  Altadis SA .......................    11,986,195
     35,000  Altria Group Inc. ................     2,454,900
    230,000  Avon Products Inc. ...............     8,452,500
     15,000  Clorox Co. .......................       931,500
     40,000  Colgate-Palmolive Co. ............     2,594,000
     50,000  Eastman Kodak Co. ................     1,391,500
     55,000  Energizer Holdings Inc.+ .........     5,478,000
     61,000  Fortune Brands Inc. ..............     5,024,570
      5,000  Hanesbrands Inc.+ ................       135,150
      8,000  National Presto Industries Inc. ..       498,720
     10,000  Pactiv Corp.+ ....................       318,900
    220,000  Procter & Gamble Co. .............    13,461,800
    100,000  Reckitt Benckiser plc ............     5,492,189
     26,000  Rothmans Inc. ....................       514,020
    940,500  Swedish Match AB .................    18,220,881
     78,000  Unilever NV, ADR .................     2,419,560
     10,000  UST Inc. .........................       537,100
                                               --------------
                                                   79,911,485
                                               --------------
             CONSUMER SERVICES -- 0.1%
     45,000  Rollins Inc. .....................     1,024,650
                                               --------------
             DIVERSIFIED INDUSTRIAL -- 4.7%
      5,000  3M Co. ...........................       433,950
     10,000  Acuity Brands Inc. ...............       602,800
    110,000  Cooper Industries Ltd., Cl. A ....     6,279,900
     60,000  Crane Co. ........................     2,727,000
    380,000  General Electric Co. .............    14,546,400

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             COMMON STOCKS (CONTINUED)
             DIVERSIFIED INDUSTRIAL (CONTINUED)
    180,000  Honeywell International Inc. .....$   10,130,400
     25,100  ITT Corp. ........................     1,713,828
      6,000  Trinity Industries Inc. ..........       261,240
      6,900  Tyco International Ltd. ..........       370,392
    475,000  Tyco International Ltd. ..........    16,050,250
      2,000  Walter Industries Inc. ...........        57,920
     55,000  WHX Corp.+ .......................       467,500
                                               --------------
                                                   53,641,580
                                               --------------
             ELECTRONICS -- 2.1%
    600,000  Intel Corp. ......................    14,256,000
    330,000  LSI Corp.+. ......................     2,478,300
    180,000  Texas Instruments Inc. ...........     6,773,400
      5,000  Thermo Fisher Scientific Inc.+ ...       258,600
                                               --------------
                                                   23,766,300
                                               --------------
             ENERGY AND UTILITIES: ELECTRIC -- 1.6%
     30,000  American Electric Power Co. Inc...     1,351,200
     16,000  DTE Energy Co. ...................       771,520
     85,000  El Paso Electric Co.+ ............     2,087,600
     70,000  FPL Group Inc. ...................     3,971,800
     45,000  Great Plains Energy Inc. .........     1,310,400
     60,000  Korea Electric Power Corp., ADR ..     1,314,000
     54,824  Mirant Corp.+ ....................     2,338,244
  1,200,000  Mirant Corp. Escrow+ (a) .........             0
    110,000  Northeast Utilities ..............     3,119,600
     80,000  The AES Corp.+ ...................     1,750,400
     13,333  UIL Holdings Corp. ...............       441,322
                                               --------------
                                                   18,456,086
                                               --------------
             ENERGY AND UTILITIES: INTEGRATED -- 4.8%
     42,000  Allegheny Energy Inc.+ ...........     2,173,080
    500,000  Aquila Inc.+ .....................     2,045,000
     44,000  BP plc, ADR ......................     3,174,160
     44,000  CH Energy Group Inc. .............     1,978,680
     55,000  Constellation Energy Group Inc. ..     4,794,350
      6,000  Dominion Resources Inc. ..........       517,860
    120,000  DPL Inc. .........................     3,400,800
    200,000  Duke Energy Corp. ................     3,660,000
    250,000  El Paso Corp. ....................     4,307,500
    150,000  Energy East Corp. ................     3,913,500
     29,000  ENI SpA ..........................     1,055,830
      6,269  Iberdrola SA, ADR ................       351,618
     32,340  Integrys Energy Group Inc. .......     1,640,608
     80,000  NSTAR ............................     2,596,000
     75,000  OGE Energy Corp. .................     2,748,750
     80,000  Progress Energy Inc. .............     3,647,200
     15,000  Progress Energy Inc., CVO+ .......         5,400
      6,000  Public Service Enterprise
               Group Inc. .....................       526,680
     20,000  Suncor Energy Inc. ...............     1,798,400
     55,000  TECO Energy Inc. .................       944,900
    100,000  TXU Corp. ........................     6,730,000
    140,000  Westar Energy Inc. ...............     3,399,200
                                               --------------
                                                   55,409,516
                                               --------------

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             ENERGY AND UTILITIES: NATURAL GAS -- 2.1%
     18,000  AGL Resources Inc. ...............$      728,640
     45,000  Atmos Energy Corp. ...............     1,352,700
    140,000  KeySpan Corp. ....................     5,877,200
     40,000  National Fuel Gas Co. ............     1,732,400
     70,000  ONEOK Inc. .......................     3,528,700
     24,000  Piedmont Natural Gas Co. Inc. ....       591,600
    200,000  SEMCO Energy Inc.+ ...............     1,554,000
    110,000  Southern Union Co. ...............     3,584,900
     55,000  Southwest Gas Corp. ..............     1,859,550
    125,000  Spectra Energy Corp. .............     3,245,000
                                               --------------
                                                   24,054,690
                                               --------------
             ENERGY AND UTILITIES: OIL -- 7.6%
     46,000  Anadarko Petroleum Corp. .........     2,391,540
     28,000  Cameron International Corp.+ .....     2,001,160
    192,000  Chevron Corp. ....................    16,174,080
    187,000  ConocoPhillips ...................    14,679,500
     10,000  Denbury Resources Inc.+ ..........       375,000
     49,000  Devon Energy Corp. ...............     3,836,210
    150,000  Exxon Mobil Corp. ................    12,582,000
      2,000  Niko Resources Ltd. ..............       182,117
     98,000  Occidental Petroleum Corp. .......     5,672,240
     22,000  Oceaneering International Inc.+ ..     1,158,080
     11,000  PetroChina Co. Ltd., ADR .........     1,635,480
     30,000  Repsol YPF SA, ADR ...............     1,161,000
    120,000  Royal Dutch Shell plc, Cl. A, ADR      9,744,000
     25,000  Statoil ASA, ADR .................       775,250
     17,518  Total SA, ADR ....................     1,418,608
     73,000  Transocean Inc.+ .................     7,736,540
     95,000  Weatherford International Ltd.+ ..     5,247,800
                                               --------------
                                                   86,770,605
                                               --------------
             ENERGY AND UTILITIES: SERVICES -- 1.4%
     30,000  ABB Ltd., ADR ....................       678,000
    350,000  Halliburton Co. ..................    12,075,000
     40,000  Schlumberger Ltd. ................     3,397,600
                                               --------------
                                                   16,150,600
                                               --------------
             ENERGY AND UTILITIES: WATER -- 0.0%
     25,000  Aqua America Inc. ................       562,250
     40,000  Suez SA, Strips+ .................           541
                                               --------------
                                                      562,791
                                               --------------
             ENTERTAINMENT -- 1.4%
    360,000  Rank Group plc ...................     1,346,440
     25,000  The Walt Disney Co. ..............       853,500
    190,000  Time Warner Inc. .................     3,997,600
    134,600  Viacom Inc., Cl. A+ ..............     5,599,360
     90,000  Vivendi ..........................     3,886,986
                                               --------------
                                                   15,683,886
                                               --------------


               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             COMMON STOCKS (CONTINUED)
             ENVIRONMENTAL SERVICES -- 0.7%
    200,000  Waste Management Inc. ............$    7,810,000
                                               --------------
             EQUIPMENT AND SUPPLIES -- 1.3%
     12,000  A.O. Smith Corp. .................       478,680
     10,000  Danaher Corp. ....................       755,000
     85,000  Flowserve Corp. ..................     6,086,000
      6,000  Ingersoll-Rand Co. Ltd., Cl. A ...       328,920
      1,500  Minerals Technologies Inc. .......       100,425
     40,000  Mueller Industries Inc. ..........     1,377,600
      7,609  Mueller Water Products Inc.,
               Cl. B ..........................       114,135
      8,000  Parker Hannifin Corp. ............       783,280
  1,000,000  Tomkins plc ......................     5,221,094
                                               --------------
                                                   15,245,134
                                               --------------
             FINANCIAL SERVICES -- 11.6%
     25,000  ABN AMRO Holding NV ..............     1,152,128
     25,000  ABN AMRO Holding NV, ADR .........     1,148,000
      6,426  Alleghany Corp.+ .................     2,612,169
    205,000  American Express Co. .............    12,541,900
    160,000  American International Group Inc..    11,204,800
     60,000  Ameriprise Financial Inc. ........     3,814,200
     37,000  Argonaut Group Inc. ..............     1,154,770
     25,000  Banco Popular Espanol SA .........       467,619
     18,000  Banco Santander Central Hispano
               SA, ADR ........................       330,840
      2,000  Banco Santander Chile SA, ADR ....        99,080
    130,000  Bank of America Corp. ............     6,355,700
      8,825  BNP Paribas ......................     1,055,393
    520,000  Citigroup Inc. ...................    26,670,800
     40,000  Commerzbank AG, ADR ..............     1,904,272
     35,000  Deutsche Bank AG .................     5,065,900
      3,000  Fannie Mae .......................       195,990
     20,000  Fidelity Southern Corp. ..........       338,000
    170,000  H&R Block Inc. ...................     3,972,900
     25,000  Huntington Bancshares Inc. .......       568,500
     82,080  JPMorgan Chase & Co. .............     3,976,776
      1,000  KeyCorp ..........................        34,330
     30,000  Landesbank Berlin Holding AG+ ....       247,682
     30,000  Leucadia National Corp. ..........     1,057,500
     50,000  Loews Corp. ......................     2,549,000
      2,000  Manulife Financial Corp. .........        74,640
    420,000  Marsh & McLennan Companies Inc. ..    12,969,600
     55,000  Mellon Financial Corp. ...........     2,420,000
     13,000  Merrill Lynch & Co. Inc. .........     1,086,540
      8,000  Moody's Corp. ....................       497,600
     45,000  Morgan Stanley ...................     3,774,600
      3,000  Municipal Mortgage & Equity, LLC..        73,140
      6,000  Northern Trust Corp. .............       385,440
     10,000  Nuveen Investments Inc., Cl. A ...       621,500
     45,000  PNC Financial Services Group Inc..     3,221,100
     60,000  Popular Inc. .....................       964,200
        500  Raiffeisen International Bank
               Holding AG .....................        79,651

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

     70,000  Sovereign Bancorp Inc. ...........$    1,479,800
    150,000  Sterling Bancorp .................     2,404,500
     12,000  SunTrust Banks Inc. ..............     1,028,880
     40,000  T. Rowe Price Group Inc. .........     2,075,600
      1,000  The Allstate Corp. ...............        61,510
     44,000  The Bank of New York Co. Inc. ....     1,823,360
      5,000  The Bear Stearns Companies Inc. ..       700,000
      5,000  The Charles Schwab Corp. .........       102,600
      2,000  The Dun & Bradstreet Corp. .......       205,960
     50,000  The Phoenix Companies Inc. .......       750,500
     36,000  The Travelers Companies Inc. .....     1,926,000
     40,000  Unitrin Inc. .....................     1,967,200
     10,000  Wachovia Corp. ...................       512,500
    120,000  Waddell & Reed Financial Inc.,
               Cl. A ..........................     3,121,200
     55,000  Wilmington Trust Corp. ...........     2,283,050
                                               --------------
                                                  135,128,920
                                               --------------
             FOOD AND BEVERAGE -- 11.4%
    120,000  Anheuser-Busch Companies Inc. ....     6,259,200
     50,000  Brown-Forman Corp., Cl. A ........     3,793,500
    140,000  Cadbury Schweppes plc, ADR .......     7,602,000
     60,000  Campbell Soup Co. ................     2,328,600
     40,000  Coca-Cola Amatil Ltd., ADR. ......       647,500
     15,000  Coca-Cola Femsa SAB de CV, ADR ...       664,200
     10,000  Constellation Brands Inc., Cl. A+        242,800
     16,000  Corn Products International Inc...       727,200
     60,000  Del Monte Foods Co. ..............       729,600
     60,000  Diageo plc, ADR ..................     4,998,600
    138,000  Fomento Economico Mexicano
               SAB de CV, ADR .................     5,426,160
    202,000  General Mills Inc. ...............    11,800,840
    138,000  Groupe Danone ....................    11,210,340
  1,000,000  Grupo Bimbo SA de CV, Cl. A ......     6,294,256
    105,000  H.J. Heinz Co. ...................     4,984,350
     60,000  Heineken NV ......................     3,531,705
    100,000  ITO EN Ltd .......................     3,289,340
      5,000  Kellogg Co. ......................       258,950
    530,220  Kraft Foods Inc., Cl. A ..........    18,690,255
     10,000  Nestle SA ........................     3,814,981
    120,000  Nissin Food Products Co. Ltd .....     4,025,178
     25,000  PepsiCo Inc. .....................     1,621,250
      9,004  Pernod-Ricard SA .................     1,997,978
     10,000  Remy Cointreau SA ................       750,490
     30,000  Sapporo Holdings Ltd .............       190,782
    350,000  The Coca-Cola Co. ................    18,308,500
     25,000  The Great Atlantic & Pacific
               Tea Co. Inc.+ ..................       838,500
     22,000  The Hershey Co. ..................     1,113,640
     33,063  Tootsie Roll Industries Inc. .....       916,176
        100  Wimm-Bill-Dann Foods OJSC, ADR ...        10,401
     10,000  Wm. Wrigley Jr. Co. ..............       553,100
        750  Wm. Wrigley Jr. Co., Cl. B .......        41,250
    125,000  YAKULT HONSHA Co. Ltd ............     3,167,513
                                               --------------
                                                  130,829,135
                                               --------------

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             COMMON STOCKS (CONTINUED)
             HEALTH CARE -- 9.6%
     16,000  Abbott Laboratories ..............$      856,800
     80,000  Advanced Medical Optics Inc.+ ....     2,790,400
     25,000  Aetna Inc. .......................     1,235,000
    103,000  Baxter International Inc. ........     5,803,020
     92,000  Becton, Dickinson & Co. ..........     6,854,000
        500  Bio-Rad Laboratories Inc., Cl. B+         37,375
    205,000  Biomet Inc. ......................     9,372,600
     72,000  Bristol-Myers Squibb Co. .........     2,272,320
    140,000  Eli Lilly & Co. ..................     7,823,200
     11,276  GlaxoSmithKline plc, ADR .........       590,524
     22,000  Henry Schein Inc.+ ...............     1,175,460
    125,000  Hospira Inc.+ ....................     4,880,000
     90,000  Johnson & Johnson ................     5,545,800
        500  Laboratory Corp. of America
               Holdings+ ......................        39,130
     82,000  Medco Health Solutions Inc.+ .....     6,395,180
    105,000  Merck & Co. Inc. .................     5,229,000
      1,000  Nobel Biocare Holding AG .........       327,875
    140,000  Novartis AG, ADR .................     7,849,800
     30,000  Patterson Companies Inc.+ ........     1,118,100
    620,000  Pfizer Inc. ......................    15,853,400
    145,000  Schering-Plough Corp. ............     4,413,800
     50,000  St. Jude Medical Inc.+ ...........     2,074,500
    110,000  Tanox Inc.+ ......................     2,135,100
    500,000  Tenet Healthcare Corp.+ ..........     3,255,000
    135,000  UnitedHealth Group Inc. ..........     6,903,900
     20,000  William Demant Holding A/S+ ......     1,989,670
     44,000  Zimmer Holdings Inc.+ ............     3,735,160
                                               --------------
                                                  110,556,114
                                               --------------
             HOTELS AND GAMING -- 1.3%
    175,000  Hilton Hotels Corp. ..............     5,857,250
     20,000  International Game Technology ....       794,000
    529,411  Ladbrokes plc ....................     4,603,297
     30,000  Las Vegas Sands Corp.+ ...........     2,291,700
     25,000  Starwood Hotels & Resorts
               Worldwide Inc. .................     1,676,750
                                               --------------
                                                   15,222,997
                                               --------------
             MACHINERY -- 0.6%
     50,000  Baldor Electric Co. ..............     2,464,000
      6,000  Caterpillar Inc. .................       469,800
     31,000  Deere & Co. ......................     3,742,940
                                               --------------
                                                    6,676,740
                                               --------------
             MANUFACTURED HOUSING -- 0.1%
    140,000  Champion Enterprises Inc.+ .......     1,376,200
                                               --------------
             METALS AND MINING -- 1.6%
     95,000  Alcoa Inc. .......................     3,850,350
      6,000  Carpenter Technology Corp. .......       781,860
     27,000  Fording Canadian Coal Trust ......       887,116
     50,000  Freeport-McMoRan Copper &
               Gold Inc. ......................     4,141,000
    175,000  Newmont Mining Corp. .............     6,835,500
     30,000  Peabody Energy Corp. .............     1,451,400
                                               --------------
                                                   17,947,226
                                               --------------

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             PUBLISHING -- 1.9%
    150,000  Dow Jones & Co. Inc. .............  $  8,617,500
      6,500  Idearc Inc. ......................       229,645
      6,000  Lee Enterprises Inc. .............       125,160
     25,000  McClatchy Co., Cl. A .............       632,750
      8,000  News Corp., Cl. A ................       169,680
      6,016  News Corp., Cl. B ................       138,007
    100,000  PagesJaunes Groupe SA ............     2,107,329
        406  Seat Pagine Gialle SpA ...........           244
     65,000  The E.W. Scripps Co., Cl. A ......     2,969,850
     25,000  The McGraw-Hill Companies Inc. ...     1,702,000
     25,000  The New York Times Co., Cl. A ....       635,000
      1,200  The Washington Post Co., Cl. B ...       931,308
    101,493  Tribune Co. ......................     2,983,894
      1,300  Value Line Inc. ..................        57,070
                                               --------------
                                                   21,299,437
                                               --------------
             REAL ESTATE -- 0.0%
      5,800  Griffin Land & Nurseries Inc.+ ...       209,380
                                               --------------
             RETAIL -- 4.1%
     60,000  Copart Inc.+ .....................     1,835,400
    200,000  Costco Wholesale Corp. ...........    11,704,000
    300,000  CVS Caremark Corp. ...............    10,935,000
      5,000  Ingles Markets Inc., Cl. A .......       172,250
    150,000  Safeway Inc. .....................     5,104,500
        500  Sears Holdings Corp.+ ............        84,750
    100,000  SUPERVALU Inc. ...................     4,632,000
    100,000  The Home Depot Inc. ..............     3,935,000
     20,000  Tractor Supply Co.+ ..............     1,041,000
    140,000  Wal-Mart Stores Inc. .............     6,735,400
     10,000  Weis Markets Inc. ................       405,100
                                               --------------
                                                   46,584,400
                                               --------------
             SPECIALTY CHEMICALS -- 2.8%
     44,000  Albemarle Corp. ..................     1,695,320
        437  Arkema, ADR+ .....................        28,618
     32,000  Ashland Inc. .....................     2,046,400
    200,000  Chemtura Corp. ...................     2,222,000
     50,000  E.I. du Pont de Nemours & Co. ....     2,542,000
    120,000  Ferro Corp. ......................     2,991,600
      1,000  FMC Corp. ........................        89,390
    100,000  Hercules Inc.+ ...................     1,965,000
     70,000  International Flavors &
               Fragrances Inc. ................     3,649,800
    133,000  Monsanto Co. .....................     8,982,820
      3,500  NewMarket Corp. ..................       169,295
    100,000  Omnova Solutions Inc.+ ...........       605,000
      4,000  Quaker Chemical Corp. ............        94,400
     60,000  Sensient Technologies Corp. ......     1,523,400
     90,000  The Dow Chemical Co. .............     3,979,800
      2,542  Tronox Inc., Cl. B. ..............        35,715
                                               --------------
                                                   32,620,558
                                               --------------

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

   SHARES/                                          MARKET
    UNITS                                            VALUE
   ------                                           ------

             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS -- 4.7%
    100,000  Alltel Corp. .....................$    6,755,000
    280,000  AT&T Inc. ........................    11,620,000
    240,000  BCE Inc. .........................     9,069,600
      4,495  Bell Aliant Regional
               Communications Income
               Fund (a)(b) ....................       132,288
    200,000  BT Group plc .....................     1,335,395
     30,000  BT Group plc, ADR ................     1,997,400
    140,000  Cable & Wireless plc .............       546,809
     10,000  CenturyTel Inc. ..................       490,500
    300,000  Cincinnati Bell Inc.+ ............     1,734,000
    250,000  Deutsche Telekom AG, ADR .........     4,602,500
     15,000  Embarq Corp. .....................       950,550
     15,000  France Telecom SA, ADR ...........       412,200
    170,000  Qwest Communications
               International Inc.+ ............     1,649,000
    250,000  Sprint Nextel Corp. ..............     5,177,500
      3,300  Telecom Italia SpA, ADR ..........        90,618
      8,195  Telefonica SA, ADR ...............       547,098
     12,000  TELUS Corp. ......................       718,367
     13,800  TELUS Corp., Non-Voting, ADR .....       814,054
    130,000  Verizon Communications Inc. ......     5,352,100
      5,000  Windstream Corp. .................        73,800
                                               --------------
                                                   54,068,779
                                               --------------
             TRANSPORTATION -- 0.5%
    100,000  GATX Corp. .......................     4,925,000
     25,000  Laidlaw International Inc. .......       863,750
                                               --------------
                                                    5,788,750
                                               --------------
             TOTAL COMMON STOCKS .............. 1,121,636,913
                                               --------------
             CONVERTIBLE PREFERRED STOCKS -- 0.3%
             COMMUNICATIONS EQUIPMENT -- 0.2%
      1,100  Lucent Technologies Capital
               Trust I, 7.750% Cv. Pfd ........     1,132,901
                                               --------------
             ENERGY AND UTILITIES: INTEGRATED -- 0.0%
        300  El Paso Corp.,
               4.990% Cv. Pfd. (b) ............       438,378
                                               --------------
             ENTERTAINMENT -- 0.0%
      3,000  Metromedia International Group Inc.,
               7.250% Cv. Pfd.+ ...............       148,575
                                               --------------
             TELECOMMUNICATIONS -- 0.1%
     33,000  Cincinnati Bell Inc.,
               6.750% Cv. Pfd., Ser. B ........     1,579,050
                                               --------------
             TOTAL CONVERTIBLE PREFERRED STOCKS     3,298,904
                                               --------------

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             WARRANTS -- 0.0%
             BROADCASTING -- 0.0%
        330  Granite Broadcasting Corp.,
               Ser. A, expire 06/04/12+ .......$        1,652
        330  Granite Broadcasting Corp.,
               Ser. B, expire 06/04/12+ .......         1,156
                                               --------------
                                                        2,808
                                               --------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
    379,703  National Patent Development Corp.,
               expire 08/14/08+ (a)(c) ........       170,236
      3,625  WHX Corp., expire 02/28/08+ ......           906
                                               --------------
                                                      171,142
                                               --------------
             TOTAL WARRANTS ...................       173,950
                                               --------------
 PRINCIPAL
  AMOUNT
 ---------
             CORPORATE BONDS -- 1.3%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 $  800,000  Standard Motor Products Inc.,
               Sub. Deb. Cv.,
               6.750%, 07/15/09 ...............       766,000
                                               --------------
             BROADCASTING -- 0.2%
    350,000  Sinclair Broadcast Group Inc.,
               Cv. (STEP), 4.875%, 07/15/18 ...       341,687
  2,200,000  Sinclair Broadcast Group Inc.,
               Sub. Deb. Cv., 6.000%, 09/15/12      2,123,000
                                               --------------
                                                    2,464,687
                                               --------------
             BUSINESS SERVICES -- 0.0%
    100,000  BBN Corp., Sub. Deb. Cv.,
               6.000%, 04/01/12+ (a)(d) .......             0
    464,779  GP Strategies Corp., Sub. Deb.,
               6.000%, 08/14/08 (a)(c) ........       313,043
                                               --------------
                                                      313,043
                                               --------------
             COMMUNICATIONS EQUIPMENT -- 1.0%
  4,000,000  Agere Systems Inc., Sub. Deb. Cv.,
               6.500%, 12/15/09 ...............     4,085,000
  7,000,000  Nortel Networks Corp., Cv.,
               4.250%, 09/01/08 ...............     6,938,750
                                               --------------
                                                   11,023,750
                                               --------------
             TELECOMMUNICATIONS -- 0.0%
    200,000  Williams Communications Group Inc.,
               Escrow,
               10.875%, 10/01/09+ (a)(d) ......             0
                                               --------------
             TOTAL CORPORATE BONDS ............    14,567,480
                                               --------------
             U.S.  GOVERNMENT  OBLIGATIONS -- 0.6%
  6,647,000  U.S. Treasury Bill,
               4.760%++, 09/27/07 .............     6,571,982
                                               --------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $868,851,776) .............$1,146,249,229
                                               ==============

               See accompanying notes to schedule of investments.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

               Aggregate book cost ............$  868,851,776
                                               ==============
               Gross unrealized appreciation ..$  290,946,062
               Gross unrealized depreciation ..   (13,548,609)
                                               --------------
               Net unrealized appreciation
                 (depreciation) ...............$  277,397,453
                                               ==============
----------------
 (a) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $615,567 or 0.05% of total investments.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the market value of Rule 144A securities amounted to $570,666 or 0.05% of total investments. Except as noted in (c), these securities are liquid.
 (c) At June 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $483,279 or 0.04% of total investments, which were valued under methods approved by the Board, as follows:

  ACQUISITION
    SHARES/                                                                          06/30/07
   PRINCIPAL                                          ACQUISITION   ACQUISITION   CARRYING VALUE
    AMOUNT      ISSUER                                   DATE          COST         PER UNIT
  -----------   ------                                   ----          ----         -------
   $464,779    GP Strategies Corp., Sub. Deb.,
                 6.00%, 08/14/08...............        08/08/03      $316,732      $67.3531
    379,703    National Patent Development Corp.
                 warrants expire 08/14/08......        11/24/04          0.00        0.4483

 (d)  Security in default.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt
 CVO  Contingent Value Obligation
 STEP Step coupon bond. The rate disclosed is that in effect at June 30, 2007.


NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  Net Asset Value per share available daily by
                       calling 800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                    Robert J. Morrissey
CHAIRMAN AND CHIEF                       ATTORNEY-AT-LAW
EXECUTIVE OFFICER                        MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                      Anthony R. Pustorino
ATTORNEY-AT-LAW                          CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                PROFESSOR EMERITUS
                                         PACE UNIVERSITY

Vincent D. Enright                       Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT             CHAIRMAN
AND CHIEF FINANCIAL OFFICER              BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                          Salvatore J. Zizza
SENIOR VICE PRESIDENT                    CHAIRMAN
GABELLI & COMPANY, INC.                  ZIZZA & CO., LTD.


                                    OFFICERS

Bruce N. Alpert                          James E. McKee
PRESIDENT                                SECRETARY

Agnes Mullady                            Peter D. Goldstein
TREASURER                                CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB444Q207SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


                                                THE
                                                GABELLI
                                                EQUITY
                                                INCOME
                                                FUND











                                                            THIRD QUARTER REPORT
                                                                   JUNE 30, 2007

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                            THIRD QUARTER REPORT (A)
                                  JUNE 30, 2007

TO OUR SHAREHOLDERS,

     During the quarter ended June 30, 2007, The Gabelli Woodland Small Cap Value Fund (the "Fund") rose 5.9% while the Russell 2000 Index was up 4.4%. For the six month period ended June 30, 2007, the Fund was up 7.8% versus a gain of 6.5% for the Russell 2000 Index.

      Enclosed is the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
----------------------------------------------------------------------------------------------------------------------
                        AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)(B)
                        ---------------------------------------------------
                                                                                                              Since
                                                                               Six                          Inception
                                                                  Quarter    Months     1 Year    3 Year   (12/31/02)*
----------------------------------------------------------------------------------------------------------------------
  GABELLI WOODLAND SMALL CAP VALUE FUND CLASS AAA.............      5.91%     7.82%    18.19%     12.55%     14.68%
  Russell 2000 Index..........................................      4.42      6.45     16.43      13.45      20.28
  S&P 500 Index...............................................      6.27      6.96     20.57      11.67      14.69
  Value Line Composite Index..................................      5.72      9.69     21.34      14.23      20.93
  Class A.....................................................      5.87      7.96     18.41      12.67      14.75
                                                                   (0.22)(c)  1.75(c)  11.60(c)   10.47(c)   13.25(c)
  Class B.....................................................      5.55      6.99     16.98      11.88      14.51
                                                                    0.55(d)   1.99(d)  11.98(d)   11.08(d)   14.09(d)
  Class C.....................................................      5.67      7.36     17.27      11.75      13.92
                                                                    4.67(e)   6.36(e)  16.27(e)   11.75      13.92

 THE CURRENT GROSS EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 2.31%, 2.31%, 3.06%, AND 3.06%, RESPECTIVELY. THE NET EXPENSE RATIO AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH SEPTEMBER 30, 2007 IS 2.00%, 2.00%, 2.75%, AND 2.75%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES, THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES, AND THE VALUE LINE COMPOSITE INDEX (COMPRISED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, ONE YEAR,
     THREE YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NET ASSET VALUE ("NAV") PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, SIX MONTHS, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
   * PERFORMANCE IS CALCULATED SINCE INCEPTION OF CLASS AAA SHARES ON DECEMBER 31, 2002.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             COMMON STOCKS -- 91.7%
             AEROSPACE -- 2.5%
      2,445  Alliant Techsystems Inc.+ ........  $  242,422
                                                 ----------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.4%
      6,240  Midas Inc.+ ......................     141,461
      4,700  Noble International Ltd. .........      96,068
                                                 ----------
                                                    237,529
                                                 ----------
             AVIATION: PARTS AND SERVICES -- 2.4%
      7,135  EDO Corp. ........................     234,527
                                                 ----------
             BUSINESS SERVICES -- 8.7%
     41,700  AMICAS Inc.+ .....................     147,618
      6,090  Deluxe Corp. .....................     247,315
      3,680  Imation Corp. ....................     135,645
      4,140  Intermec Inc.+ ...................     104,783
      3,580  The Brink's Co. ..................     221,566
                                                 ----------
                                                    856,927
                                                 ----------
             COMMUNICATIONS EQUIPMENT -- 2.8%
     15,320  Andrew Corp.+.....................     221,221
      5,430  Radyne Corp.+.....................      57,938
                                                 ----------
                                                    279,159
                                                 ----------
             COMPUTER SOFTWARE AND SERVICES -- 8.1%
     17,040  eResearch Technology Inc.+ .......     162,051
     15,620  Furmanite Corp.+ .................     120,899
     29,710  Lawson Software Inc.+ ............     293,832
      9,760  ProQuest Co.+ ....................      93,110
     12,670  Tier Technologies Inc., Cl. B+ ...     124,166
                                                 ----------
                                                    794,058
                                                 ----------
             CONSUMER PRODUCTS -- 7.7%
      7,770  Alberto-Culver Co.................     184,304
     13,490  Callaway Golf Co..................     240,257
      4,435  Church & Dwight Co. Inc...........     214,920
     13,530  Sally Beauty Holdings Inc.+.......     121,770
                                                 ----------
                                                    761,251
                                                 ----------
             DIVERSIFIED INDUSTRIAL -- 7.7%
      4,230  Columbus McKinnon Corp.+ .........     136,206
      3,840  L.B. Foster Co., Cl. A+ ..........     110,131
     30,600  Magnetek Inc.+ ...................     157,590
      2,020  Pentair Inc. .....................      77,912
      3,500  Texas Industries Inc. ............     274,435
                                                 ----------
                                                    756,274
                                                 ----------
             ENERGY AND UTILITIES -- 4.4%
      2,879  ALLETE Inc. ......................     135,457
      5,420  Comstock Resources Inc.+ .........     162,437
      5,740  Mariner Energy Inc.+ .............     139,195
                                                 ----------
                                                    437,089
                                                 ----------
             ENTERTAINMENT -- 3.9%
     11,350  Discovery Holding Co., Cl. A+.....     260,936
      3,430  Steinway Musical Instruments Inc..     118,644
                                                 ----------
                                                    379,580
                                                 ----------

                                                    MARKET
   SHARES                                           VALUE
   ------                                           ------

             EQUIPMENT AND SUPPLIES -- 9.2%
     17,220  C&D Technologies Inc.+ ...........  $   96,432
     42,800  FSI International Inc.+ ..........     136,532
      6,295  Mueller Water Products Inc., Cl. B      94,425
      9,160  Tennant Co. ......................     334,340
      4,150  Toro Co. .........................     244,393
                                                 ----------
                                                    906,122
                                                 ----------
             FINANCIAL SERVICES -- 6.9%
     11,540  Franklin Bank Corp.+ .............     171,946
      4,390  Hilb Rogal & Hobbs Co. ...........     188,155
      2,830  HMN Financial Inc. ...............      99,475
     14,700  NewAlliance Bancshares Inc. ......     216,384
                                                 ----------
                                                    675,960
                                                 ----------
             FOOD AND BEVERAGE -- 6.7%
     22,660  Buca Inc.+ .......................      79,310
     14,320  Del Monte Foods Co. ..............     174,131
      4,620  PepsiAmericas Inc. ...............     113,467
     13,580  Triarc Cos. Inc., Cl. A ..........     215,515
      4,880  Triarc Cos. Inc., Cl. B ..........      76,616
                                                 ----------
                                                    659,039
                                                 ----------
             HEALTH CARE -- 7.9%
      4,650  K-V Pharmaceutical Co., Cl. A+ ...     126,666
      7,972  Lifecore Biomedical Inc.+ ........     126,516
      5,130  PolyMedica Corp. .................     209,560
      6,366  SurModics Inc.+ ..................     318,300
                                                 ----------
                                                    781,042
                                                 ----------
             HOTELS AND GAMING -- 4.5%
      5,370  Gaylord Entertainment Co.+ .......     288,047
      6,460  Marcus Corp. .....................     153,489
                                                 ----------
                                                    441,536
                                                 ----------
             RETAIL -- 2.0%
     25,863  dELiA*s Inc.+ ....................     197,335
                                                 ----------
             SPECIALTY CHEMICALS -- 3.9%
      5,100  Arch Chemicals Inc. ..............     179,214
      2,230  FMC Corp. ........................     199,340
                                                 ----------
                                                    378,554
                                                 ----------
             TOTAL COMMON STOCKS ..............   9,018,404
                                                 ----------
  PRINCIPAL
   AMOUNT
  ---------
             U.S.  GOVERNMENT  OBLIGATIONS -- 8.3%
   $824,000  U.S. Treasury Bills,
               4.771% to 4.991%++,
               07/12/07 to 09/27/07 ...........     817,008
                                                 ----------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $8,218,489) ..............  $9,835,412
                                                 ==========
              Aggregate book cost .............  $8,218,489
                                                 ==========
              Gross unrealized appreciation ...  $1,917,058
              Gross unrealized depreciation ...    (300,135)
                                                 ----------
              Net unrealized appreciation
               (depreciation) .................  $1,616,923
                                                 ==========
------------------
 +  Non-income producing security.
 ++ Represents annualized yield at date of purchase.
               See accompanying notes to schedule of investments.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  Net Asset Value per share available daily by
                       calling 800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                      Robert J. Morrissey
CHAIRMAN AND CHIEF                         ATTORNEY-AT-LAW
EXECUTIVE OFFICER                          MORRISSEY, HAWKINS & LYNCH
GAMCO INVESTORS, INC.

Anthony J. Colavita                        Anthony R. Pustorino
ATTORNEY-AT-LAW                            CERTIFIED PUBLIC ACCOUNTANT,
ANTHONY J. COLAVITA, P.C.                  PROFESSOR EMERITUS
                                           PACE UNIVERSITY

Vincent D. Enright                         Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT               CHAIRMAN
AND CHIEF FINANCIAL OFFICER                BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                            Salvatore J. Zizza
SENIOR VICE PRESIDENT                      CHAIRMAN
GABELLI & COMPANY, INC.                    ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER
Elizabeth M. Lilly, CFA                    Bruce N. Alpert
PORTFOLIO MANAGER                          PRESIDENT

James E. McKee                             Peter D. Goldstein
SECRETARY                                  CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB840Q207SR

                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


                                                THE
                                                GABELLI
                                                WOODLAND
                                                SMALL CAP
                                                VALUE
                                                FUND











                                                            THIRD QUARTER REPORT
                                                                   JUNE 30, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Equity Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date  August 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date  August 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date   August 24, 2007
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.